Convertible Notes Payable – Related Parties (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 20, 2022	May 31, 2021	Jan. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 25, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable		$ 3,150,000	$ 525,000					$ 525,000
Accured interest			$ 35,496	$ 149,918	$ 110,905			$ 32,856
Debt conversion converted shares			186,832
Debt instrument, conversion price			$ 3.00
Debt conversion description		The 2021 Notes were issued with an Original Issue Discount (“OID”) of five percent (5%), a term of six months, an annual interest rate of eight percent (8%) and convertible into shares of the Company’s common stock at a conversion price of $6.00 per share.
Debt conversion converted warrants		525,000
Original issues discounts							$ 22,300
Warrant and beneficial conversion features						$ 1,446,530
Value of shares				3,450,675		28,318,314
Value of shares					277,500	560,496
Convertible Promissory Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 2,500,000
Convertible Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable		500,000
Convertible Promissory Notes Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 150,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Accured interest						35,496
Interest expense						1,736,106
Amortization of origination shares and warrants discounts						604,031
Original issues discounts						157,500
Warrant and beneficial conversion features						$ 1,446,530
Number of shares issued						186,832
2022 Convertible Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 1,500,000
Debt conversion converted warrants	1,100,000
2022 Convertible Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 500,000
Debt conversion converted warrants	360,000
2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price	$ 2.79
Interest expense				$ 39,013	1,286,368
Amortization of origination shares and warrants discounts					1,104,477
Notes payable, maturity date	Oct. 20, 2022
Number of shares issued	250,000
Value of shares	$ 277,500
Original issuance discount	5.00%
Legal fees	$ 10,000
Warrants term	5 years
Warrants, exercise price	$ 2.79
Fair value of shares and warrants issued	$ 984,477
Amortization of origination shares and warrants discounts					$ 1,104,477
Notes payable, extended maturity date	Apr. 20, 2023
Number of shares issued	250,000				250,000
Value of shares	$ 277,500				$ 277,500
Original issuance discount	8.00%